Restricted Cash (Details Narrative) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reserve Quantities [Line Items]
Restricted cash and cash equivalents	$ 4,954	$ 5,438	$ 11,763
General directorate of petroleum affairs [member]
Reserve Quantities [Line Items]
Annual work budget percent rate	2.00%